LVIP Wellington Capital Growth Fund
LVIP Wellington Capital Growth Fund (formerly LVIP Capital Growth Fund) (Standard and Service Class) Summary
Investment Objective
The investment objective of the LVIP Wellington Capital Growth Fund (the “Fund”) is to seek capital growth. Realization of income is not a significant investment consideration and any income realized will be incidental.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Wellington Capital Growth Fund	Standard Class	Service Class
Management Fee	0.69%	0.69%
Distribution and/or Service (12b-1) fees	none	0.25%
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.74%	0.99%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP Wellington Capital Growth Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	76	237	411	918
Service Class	101	315	547	1,213

Expense Example, No Redemption LVIP Wellington Capital Growth Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	76	237	411	918
Service Class	101	315	547	1,213

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by primarily investing in equity securities of large U.S. companies and may purchase some medium-cap companies. The Fund may also invest up to 25% of its assets in foreign equity securities. In pursuing its objective the Fund may engage in active trading.

The Fund invests in stocks of successful, large, growing companies. The Fund’s investment strategy is based on an assumption that stock prices over time follow earnings and companies that can sustain above average growth in earnings will out-perform the growth indices and, long-term, the market overall. However, markets often overreact to near term events and extrapolate recent experience into the current stock price. In this context, successful growth investing requires in-depth fundamental research in order to differentiate sustainable growth from short-lived events. This fundamental research is then coupled with a valuation assessment to evaluate the upside potential for investing in a company.

Using a unique valuation measure in each industry the sub-adviser ranks each stock based on its estimated upside return potential relative to its downside risk. The sub-adviser typically purchases companies that rank in the top third based on this measure and sells the stocks when they fall below the median.
Principal Risks
All mutual funds carry risk.  Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
  Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the first quarter of 2012 at: 20.18%.

The Fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (20.44%).
Average Annual Total Returns For periods ended 12/31/14
Average Annual Total Returns LVIP Wellington Capital Growth Fund	1 year	5 years	10 years	Life of class		Inception Date
Standard Class	11.37%	14.31%	7.02%
Standard Class Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	13.05%	15.81%	8.49%
Service Class	11.09%	14.03%		7.18%	[1]	Apr. 30, 2007
Service Class Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	13.05%	15.81%		8.26%	[1]	Apr. 30, 2007
[1]	Since April 30, 2007